Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000		350,000,000	350,000,000
Common stock, shares issued	73,041,156		39,913,100	38,654,855
Common stock, shares outstanding	73,041,156		39,913,100	38,654,855
Allowances for doubtful accounts		$ 850,000	$ 929,800	$ 404,755
Common Stock [Member]
Common stock, shares authorized	350,000,000		350,000,000
Common stock, shares issued			39,656,951
Common stock, shares outstanding			39,656,951